Fair value measurements - Items Other Than Those Recognized at Fair Value on a Recurring Basis (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Financial assets
Short-term investments	$ 756,543	$ 580,026
Investments held-to-maturity	2,566,470	2,671,040
Carrying amount | Nonrecurring | Level 1
Financial assets
Cash and cash equivalents	1,708,936	1,998,112
Short-term investments	756,543	580,026
Carrying amount | Nonrecurring | Level 2
Financial assets
Securities purchased under agreements to resell	1,096,238	1,205,373
Investments held-to-maturity	2,992,052	3,240,290
Loans, net of allowance for credit losses	4,382,411	4,473,591
Financial liabilities
Term deposits	3,941,581	4,478,257
Securities sold under agreements to repurchase	0	92,562
Long-term debt	0	98,725
Fair value | Nonrecurring | Level 1
Financial assets
Cash and cash equivalents	1,708,936	1,998,112
Short-term investments	756,543	580,026
Fair value | Nonrecurring | Level 2
Financial assets
Securities purchased under agreements to resell	1,096,238	1,205,373
Investments held-to-maturity	2,566,470	2,671,040
Loans, net of allowance for credit losses	4,367,439	4,433,872
Financial liabilities
Term deposits	3,944,728	4,482,978
Securities sold under agreements to repurchase	0	92,562
Long-term debt	0	98,361
Appreciation / (depreciation) | Nonrecurring | Level 1
Financial assets
Cash and cash equivalents	0	0
Short-term investments	0	0
Appreciation / (depreciation) | Nonrecurring | Level 2
Financial assets
Securities purchased under agreements to resell	0	0
Investments held-to-maturity	(425,582)	(569,250)
Loans, net of allowance for credit losses	(14,972)	(39,719)
Financial liabilities
Term deposits	(3,147)	(4,721)
Securities sold under agreements to repurchase	0	0
Long-term debt	$ 0	$ 364